Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Oriental Culture Holding, LTD.
Trading Symbol	OCG
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	21,226,992
Amendment Flag	false
Entity Central Index Key	0001776067
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39734
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1402
Entity Address, Address Line Two	Richmake Commercial Building
Entity Address, Address Line Three	198-200 Queen’s Road Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, par value $0.00005
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	2388
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 1402
Entity Address, Address Line Two	Richmake Commercial Building
Entity Address, Address Line Three	198-200 Queen’s Road Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Contact Personnel Name	Yi Shao
City Area Code	(852)
Local Phone Number	2110-3909
Entity Address, Postal Zip Code	00000